Loans from Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans from third parties (Textual)
Loan from third parties	$ 3,312,202
Urumqi Changhe Financing Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Interest rate	7.00%
Term	Repayment on demand
Loan from third parties	$ 2,179,539
Urumuqi National Economic Financing and Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Interest rate	7.00%
Term	Repayment on demand
Loan from third parties	$ 1,132,663